TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
TRADE RECEIVABLES

NOTE 9 - TRADE RECEIVABLES

Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components then they are recognized at fair value. The balance subsequently measured at amortized cost less allowance for credit losses. Below is the composition of trade receivables in net values:

	December 31,
	2023	2022
	US Dollars in thousands
Open accounts	43,166	29,844
Less – provision of allowance for credit loss	(1,866)	(2,432)
Trade receivables - net	41,300	27,412

For information about receivable aging and calculating the impairment of accounts receivables in 2023 and 2022, see note 4(2).

b.	Changes in provision of allowance for credit loss:

US Dollars in thousands

Balance as of January 1, 2023	2,432
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	(566)
Balance as of December 31, 2023	1,866

Balance as of January 1, 2022	1,549
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	883
Balance as of December 31, 2022	2,432